Forward Merger - Summary of the purchase price calculation (Details) - USD ($) $ / shares in Units, $ in Thousands	Apr. 27, 2023	Jan. 06, 2023	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Forward Merger
Assumed liabilities			$ 139,359	$ 143,242	$ 92,311
Intangible Assets Acquired | Priveterra
Forward Merger
Number of shares of common stock of the combined company		16,500,000
Multiplied by the Priveterra share price, as of the close of the Merger		$ 10.84
Total		$ 178,860
Fair value of contingent consideration	$ 125,700	125,699
Replacement of share-based payment awards	$ 10,600	10,648
Assumed liabilities		125
Total purchase price		$ 315,332